Document and Entity Information	Jun. 15, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001627606
Document Type	8-K
Document Period End Date	Jun. 15, 2022
Entity Registrant Name	DAVIDsTEA Inc.
Entity Incorporation State Country Code	Z4
Entity Tax Identification Number	98-1048842
Entity File Number	001-37404
Entity Address, Address Line One	5430 Ferrier
Entity Address, Address Line Two	Town of Mount-Royal,
Entity Address, City or Town	Québec
Entity Address, Country	CA
Entity Address, Postal Zip Code	H4P 1M2
City Area Code	(888)
Local Phone Number	873-0006
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common shares, no par value per share
Trading Symbol	DTEA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false